SIGNIFICANT ACCOUNTING POLICIES - Functional currency and foreign currency translation, Convenience translation, Financing receivables (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Functional currency and foreign currency translation
Foreign currency translation adjustments, net of nil tax	$ 1,008	¥ 7,020	¥ 643	¥ (31,893)
Convenience translation
Translation rate		6.9618
Guarantee Obligations Roll Forward Abstract
Opening balances		¥ 456,276
Fair value of guarantee liabilities at inception of new loans		1,024,331	782,477
Release of guarantee liabilities upon the Borrowers' repayment		(424,962)	(196,332)
Transfers from financial guarantee contracts previously accounted for as derivatives		1,325,935
Contingent liability		179,417	65,137
Payouts during the year		(2,926,080)	(454,126)
Recoveries during the year		2,091,451	259,120
Ending balances	247,977	1,726,368	456,276
Increase in guarantee liabilities	214,580	1,493,860	587,471
Increase in guarantee receivables	$ 140,976	¥ 981,449	¥ 534,112
Minimum
Presentation for on-and off-balance sheet loans
Investor period term	7 days	7 days
Maximum
Presentation for on-and off-balance sheet loans
Investor period term	24 months	24 months
ASC 460
Guarantee Obligations Roll Forward Abstract
Increase in guarantee liabilities		¥ 1,300,000
Increase in guarantee receivables		¥ 800,000